Mining interests - Menankoto - Narrative (Details) - Menankoto Property, exploration $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire non-controlling interest	$ 7
Additional proportion of ownership interest acquired	5.00%
Percentage of ownership interest in subsidiary	100.00%